Other Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Components of Other within Other Assts

The components of other within other assets are as follows:

(Canadian $ in millions)	2018	2017
Accounts receivable, prepaid expenses and other items	6,910	6,508
Accrued interest receivable	1,461	1,079
BMO Transportation Finance – leased vehicles	937	928
Cash collateral	2,019	3,165
Due from clients, dealers and brokers	236	156
Insurance-related assets	822	644
Pension asset (Note 21)	664	508
Precious metals	1,603	582
Total	14,652	13,570

Certain comparative figures have been reclassified to conform with the current year’s presentation.